Satellites and Other Property and Equipment - Schedule of Satellites and Other Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 9,391,685	$ 9,420,883
Less: accumulated depreciation	(3,586,145)	(3,065,691)
Satellites and other property and equipment, net	5,805,540	6,355,192
Satellites And Launch Vehicles [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	8,628,596	8,700,926
Information Systems And Ground Segment [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	559,250	524,285
Buildings and other [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 203,839	$ 195,672